Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Total	Previously Reported [Member]	LCP Edge Intermediate, Inc. [Member]	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported [Member]	Additional Paid-in Capital LCP Edge Intermediate, Inc. [Member]	Accumulated Deficit	Accumulated Deficit Previously Reported [Member]	Accumulated Deficit LCP Edge Intermediate, Inc. [Member]	Common Stock LCP Edge Intermediate, Inc. [Member]	Preferred Stock LCP Edge Intermediate, Inc. [Member]	Note Receivable from Stockholder LCP Edge Intermediate, Inc. [Member]	Accumulated Other Comprehensive Income LCP Edge Intermediate, Inc. [Member]	Class A Common Stock	Class A Common Stock Previously Reported [Member]	Class B Common Stock
Balance at Dec. 31, 2017			$ 98,786,000			$ 98,124,000			$ 1,216,000	$ 0	$ 0	$ (554,000)	$ 0
Balance, (in Shares) at Dec. 31, 2017										49,026	931
Issuance of shares			500,000			500,000
Issuance of shares (in shares)										179	4
Distributions to preferred stockholders			(98,711,000)			(85,021,000)			(13,690,000)
Cash settlement of options			(20,000)			(20,000)
Stock-based compensation			61,000			61,000
Net income (loss)			(317,000)						(317,000)
Foreign currency translation adjustment			(5,000)										(5,000)
Balance at Dec. 31, 2018			294,000			13,644,000			(12,791,000)	$ 0	$ 0	(554,000)	(5,000)
Balance, (in Shares) at Dec. 31, 2018										49,205	935
Stock-based compensation			103,000			103,000
Net income (loss)			(1,638,000)						(1,638,000)
Foreign currency translation adjustment			33,000										33,000
Balance at Dec. 31, 2019			(1,208,000)			13,747,000			(14,429,000)	$ 0	$ 0	(554,000)	28,000
Balance, (in Shares) at Dec. 31, 2019										49,205	935
Stock-based compensation			26,000			26,000
Net income (loss)			(9,070,000)						(9,070,000)
Foreign currency translation adjustment			(72,000)										(72,000)
Balance at Mar. 31, 2020			(10,324,000)			13,773,000			(23,499,000)	$ 0	$ 0	(554,000)	(44,000)
Balance, (in Shares) at Mar. 31, 2020										49,205	935
Balance at Dec. 31, 2019			(1,208,000)			13,747,000			(14,429,000)	$ 0	$ 0	(554,000)	28,000
Balance, (in Shares) at Dec. 31, 2019										49,205	935
Issuance of shares (in shares)										5,332
Repurchase of shares			(154,000)			(154,000)
Repurchase of shares (in shares)										(179)	(4)
Stock-based compensation			363,000			363,000
Net income (loss)			(29,175,000)						(29,175,000)
Foreign currency translation adjustment			214,000										214,000
Balance at Dec. 31, 2020	$ (78,512,302)	$ 5,000,009	(29,960,000)	$ 3,103,850	$ 43,911,821	13,956,000	$ (81,617,302)	$ (38,913,797)	(43,604,000)	$ 0	$ 0	(554,000)	242,000		$ 835	$ 1,150
Balance, (in Shares) at Dec. 31, 2020										54,358	931				8,351,205	11,500,000
Balance at Jul. 07, 2020	0			0			0							$ 0		$ 0
Balance, (in Shares) at Jul. 07, 2020														0		0
Issuance of shares	25,000			23,850												$ 1,150
Change in value of Class A common stock subject to possible redemption	(417,297,936)	(376,489,130)		(417,293,336)	(376,485,365)									$ (4,600)	$ (3,765)
Issuance of shares (in shares)																11,500,000
Change in value of Class A common stock subject to possible redemption (in Shares)														(46,000,000)	(37,648,795)
Sale of 46,000,000 Units, net of underwriting discounts and warrant liability	417,297,936			417,293,336										$ 4,600
Sale of 46,000,000 Units, net of underwriting discounts and warrant liability (in Shares)														46,000,000
Contribution in excess of fair value of Private Placement Warrants	3,080,000			3,080,000
Net income (loss)	(81,617,302)	(38,913,797)					(81,617,302)	(38,913,797)
Balance at Dec. 31, 2020	(78,512,302)	$ 5,000,009	(29,960,000)	3,103,850	$ 43,911,821	13,956,000	(81,617,302)	$ (38,913,797)	(43,604,000)	$ 0	$ 0	(554,000)	242,000		$ 835	$ 1,150
Balance, (in Shares) at Dec. 31, 2020										54,358	931				8,351,205	11,500,000
Change in value of Class A common stock subject to possible redemption	(36,188)						(36,188)
Stock-based compensation			34,000			34,000
Net income (loss)	13,637,202		(3,274,000)				13,637,202		(3,274,000)
Foreign currency translation adjustment			(5,000)										(5,000)
Balance at Mar. 31, 2021	$ (64,911,288)		$ (33,205,000)	$ 3,103,850		$ 13,990,000	$ (68,016,288)		$ (46,878,000)	$ 0	$ 0	$ (554,000)	$ 237,000			$ 1,150
Balance, (in Shares) at Mar. 31, 2021										54,358	931					11,500,000